Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies
Schedule of Depreciation Rate

Depreciation is calculated in equal annual rates according to the straight line method, throughout the asset’s useful lifetime, as follows:

%

Machinery and equipment	7-15
Computers	33
Leasehold improvements	10

Schedule of Effect of Classification on Statements of Cash Flows

	Year ended December 31, 2021
		Effect of change	As presented in
	As presented	in accounting	these financial
	in the past	policy	statements
	NIS thousands	NIS thousands	NIS thousands
Profit for the period	7,293	-	7,293
Interest paid	(5,116)	5,116	-
Taxes on income paid	(11,796)	-	(11,796)
Adjustments required to present cash flows from operating activities (A)	34,638	-	34,638

Net cash provided by (used in) operating activities	25,019	5,116	30,135

Net cash provided by financing activities	203,056	(5,116)	197,940

	Year ended December 31, 2020
		Effect of change	As presented in
	As presented	in accounting	these financial
	in the past	policy	statements
	NIS thousands	NIS thousands	NIS thousands
Loss for the period	(36,040)	-	(36,040)
Interest paid	(93)	93	-
Taxes on income paid	-	-	-
Adjustments required to present cash flows from operating activities (A)	43,936	-	43,936

Net cash provided by (used in) operating activities	7,803	93	7,896

Net cash provided by financing activities	25,289	(93)	25,196

Schedule of Effect of Correction on Statements of Financial Position

	December 31, 2021
			As presented in
	As presented	Effect of	these financial
	in the past	correction	statements
	NIS thousands	NIS thousands	NIS thousands
Goodwill	258,070	10,221	268,291
Non-controlling interests	11,163	10,221	21,384